Nature of Business	12 Months Ended
Dec. 31, 2011
Nature of Business

Note 1—Nature of Business

Pacific Drilling S.A. and its subsidiaries (“Pacific Drilling,” the “Company,” “we,” “us” or “our”) is an international offshore drilling company committed to becoming the preferred provider of ultra-deepwater drilling services to the oil and natural gas industry through the use of high-specification drillships. Our primary business is to contract our ultra-deepwater rigs, related equipment and work crews, primarily on a dayrate basis, to drill wells for our customers. As of December 31, 2011, we directly owned six ultra-deepwater drillships, of which two were operating under contract, two were mobilizing and two were under construction.

Pacific Drilling S.A. was formed on March 30, 2011, as a Luxembourg corporation under the form of a société anonyme to act as an indirect holding company for its predecessor, Pacific Drilling Limited (our “Predecessor”), a company organized under the laws of Liberia, and its subsidiaries in connection with a corporate reorganization, referred to as the “Restructuring.” In connection with the Restructuring, our Predecessor was contributed to a wholly owned subsidiary of the Company by a subsidiary of Quantum Pacific International Limited, a British Virgin Islands company and parent company of an investment holdings group (the “Quantum Pacific Group”). The Company did not engage in any business or other activities prior to the Restructuring except in connection with its formation and the Restructuring.

In 2007, our Predecessor entered into various agreements with Transocean Ltd. (“Transocean”) and its subsidiaries, which culminated in the formation of a joint venture company, Transocean Pacific Drilling Inc. (“TPDI” or the “Joint Venture”), which was owned 50% by our Predecessor and 50% by a subsidiary of Transocean. On March 30, 2011, in connection with the Restructuring, our Predecessor assigned its equity interest in TPDI to another subsidiary of the Quantum Pacific Group, which is referred to as the “TPDI Transfer,” to enable the Company to focus on the operation and marketing of the Company’s wholly-owned fleet. As a result, neither the Company nor any of its subsidiaries owns any interest in TPDI as of December 31, 2011.